Stockholders' Equity (Detail) - Common Stock Warrants Issued, Expired and Outstanding (USD $)	1 Months Ended	6 Months Ended					12 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2006	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]
Warrants outstanding shares		6,258,648	1,922,944				1,922,944	435,986	410,542	828,502
Warrants outstanding weighted-average exercise price (in Dollars per Item) (in Dollars per Item)		0.69	0.43	0.75	0.01	4.00	0.43	3.74	0.42	1.74
Warrants issued shares (in Shares)	2,700,000	4,335,704					2,122,500	25,444
Warrants issued weighted-average exercise price (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 1.45	$ 0.80					$ 0.29	$ 8.00
Warrants exercised during 2011							(225,000)
Warrants exercised during 2011 (in Dollars per share)							$ 0.01
Warrants that expired shares							(410,542)		(417,960)
Warrants that expired weighted-average exercise price (in Dollars per share)							$ 3.48		$ 0.04